Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,000.00
Previously Paid Amount	0.00
Total Fee Amount	3.45
Total Offset Amount	0.00
Net Fee	3.45
Narrative - Max Aggregate Offering Price	$ 25,000.00
Final Prospectus	true